Other Non-Current Assets - Summary of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee loans	[1]	¥ 28,215		¥ 29,908
Rental deposits	[2]	3,932		2,774
Others		1,013		5,198
Total		¥ 33,160	$ 4,670	¥ 37,880

[1]	In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
[2]	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.